Accounting policies (Details Narrative)						1 Months Ended								6 Months Ended
	Jun. 08, 2022 USD ($) shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 USD ($) € / shares shares	Feb. 10, 2022 GBP (£)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Apr. 30, 2021 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Nov. 30, 2022 GBP (£)	Nov. 24, 2022 shares	Nov. 15, 2022 shares	Aug. 09, 2022 USD ($) shares	Aug. 09, 2022 GBP (£) shares	Jun. 30, 2022 GBP (£) shares		Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares		Dec. 31, 2020 GBP (£)	Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			63,280	63,280				791,278	[1]												791,278	[1]	63,280	390,952	[1]		15,891
Revenue from sale of goods, related party transactions | £														£ 72,000,000
Retained earnings | £																					£ 32,115,218			£ 33,465,282
Cash operating activities | £														8,900,000
Net income/(losses) | £														500,000	£ 2,600,000
Cash and cash equivalents | £															287,987						5,997,297			£ 1,566,688		£ 748,015
Current assets excluding convertible loan notes | £																					9,900,000
Current liabilitites excluding convertible loan notes | £																					5,000,000.0
Proceeds from initial public offering								$ 4,600,000		£ 3,700,000	$ 17,500,000	£ 12,800,000
Commissions, costs and expenses								3,800,000		£ 3,000,000.0	$ 14,500,000	£ 10,600,000
Repayments of borrowings, classified as financing activities													$ 20,000,000.0	£ 1,936,360
Notes and debentures issued			$ 13,447,012	$ 13,447,012				13,447,012													9,861,405		£ 9,861,405
[custom:RepaymentsOfBorrowings-0]								$ 2,363,687													£ 1,936,360
Warrants exercise price | € / shares				$ 4.25
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	3	21
Proceeds from initial public offering						$ 7,400,000	£ 6,200,000
Commissions, costs and expenses						6,600,000	£ 5,500,000
Cash on hand						$ 7,900,000										£ 6,500,000
Notes and debentures issued																			$ 750,000	£ 620,399
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	230,000	230,000	63,280	63,280																			63,280
Proceeds from issue of ordinary shares | £					£ 31,640
Purchase of warrants | shares			126,560	126,560																			126,560
Proceeds from exercise of warrants			$ 13,447,012		9,900,000
Funding costs			$ 3,000,000.0		2,200,000
Proceeds of offering expenses	$ 4,600,000	£ 3,656,598
Offering expenses before deductions	$ 780,000	£ 620,032
American depositary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																			3,676	3,676
American depositary shares [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			82,353	82,353																			82,353
Proceeds from issue of ordinary shares | £					41,176
Purchase of warrants | shares			189,412	189,412																			189,412
Proceeds from exercise of warrants			$ 17,500,000		£ 12,800,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			63,280	63,280																			63,280
Ordinary share [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			82,353	82,353																			82,353

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.